Summary of material accounting policies - Additional Information (Detail)	12 Months Ended
Mar. 31, 2024
Bottom of range [member] | Patent rights, know-how, license agreements, trademarks and software [member]
Disclosure Of Significant Acounting Policies [Line Items]
Useful life of intangible assets other than goodwill	3 years
Bottom of range [member] | Customer relationships, television carriage contracts, artist contracts, music distribution rights and game content [member]
Disclosure Of Significant Acounting Policies [Line Items]
Useful life of intangible assets other than goodwill	2 years
Bottom of range [member] | Music catalogues [member]
Disclosure Of Significant Acounting Policies [Line Items]
Useful life of intangible assets other than goodwill	5 years
Bottom of range [member] | Buildings [member]
Disclosure Of Significant Acounting Policies [Line Items]
Useful life of property plant and equipment	2 years
Bottom of range [member] | Machinery and equipment [member]
Disclosure Of Significant Acounting Policies [Line Items]
Useful life of property plant and equipment	2 years
Top of range [member] | Patent rights, know-how, license agreements, trademarks and software [member]
Disclosure Of Significant Acounting Policies [Line Items]
Useful life of intangible assets other than goodwill	10 years
Top of range [member] | Customer relationships, television carriage contracts, artist contracts, music distribution rights and game content [member]
Disclosure Of Significant Acounting Policies [Line Items]
Useful life of intangible assets other than goodwill	15 years
Top of range [member] | Music catalogues [member]
Disclosure Of Significant Acounting Policies [Line Items]
Useful life of intangible assets other than goodwill	44 years
Top of range [member] | Buildings [member]
Disclosure Of Significant Acounting Policies [Line Items]
Useful life of property plant and equipment	50 years
Top of range [member] | Machinery and equipment [member]
Disclosure Of Significant Acounting Policies [Line Items]
Useful life of property plant and equipment	10 years